Intangible Assets, Net - Schedule of Estimated Future Amortization of Intangibles (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 1,657,881
2022	1,657,881
2023	1,657,881
2024	1,657,881
2025	1,446,452
Thereafter	4,320,361
Total	$ 12,398,337